UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22646

Private Advisors Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:           212-576-7000

Date of fiscal year end:             March 31

Date of reporting period:          June 30, 2012

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Item 1. Schedule of Investments.

The schedule of investments for the period ended June 30, 2012 is filed herewith.

The Registrant’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments
(Unaudited)

June 30, 2012
(Expressed in United States Dollars)

				Redemptions Permitted
	Percent of		Income	Notice		Liquidity
Investments in Investment Funds	Net Assets	Fair Value	(Loss)	Period	Permitted (a)	Restrictions
Bahamas Domiciled

Global Macro
Global
Moore Macro Managers Fund, Ltd.	4.08%	$1,597,627	$(2,373)	60 Days	Q	None
Total Bahamas Domiciled
(cost $1,600,000)	4.08	1,597,627	(2,373)

Bermuda Domiciled

Long/Short Equity
Global
Pelham Long/Short Fund, Ltd.	3.72	1,459,959	(140,041)	90 Days	M	Locked up until May 31, 2013
Total Bermuda Domiciled
(cost $1,600,000)	3.72	1,459,959	(140,041)

Cayman Islands Domiciled

Convertible Arbitrage
North America
Waterstone Market Neutral Offshore Fund, Ltd.	3.09	1,212,926	12,926	45 Days	Q	Locked up until June 30, 2013

Distressed Corporate
North America
Aurelius Capital International, Ltd.	4.08	1,599,525	(475)	65 Days	S	Locked up until April 30, 2014
Contrarian Capital Trade Claims Offshore, Ltd.	2.04	797,904	(2,096)	90 Days	A	None
Redwood Offshore Fund, Ltd.	3.04	1,192,286	(7,714)	60 Days	B	Locked up until June 30, 2014

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Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
(Unaudited)

June 30, 2012
(Expressed in United States Dollars)

				Redemptions Permitted
	Percent of		Income	Notice		Liquidity
Investments in Investment Funds (continued)	Net Assets	Fair Value	(Loss)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Global Macro
Global
ESG Credit Macro Event Offshore Fund, Ltd.	1.00%	$392,593	$(7,407)	30 Days	M	None
ESG Treasury Opportunities Offshore Portfolio, Ltd.	0.80	314,732	(85,268)	30 Days	M	None
MKP Opportunity Offshore, Ltd.	3.12	1,223,844	23,844	60 Days	M	None
Tudor BVI Global Fund, Ltd. (The)	4.03	1,581,139	(18,861)	60 Days	Q	None

Long/Short Credit
North America
Archer Capital Offshore Fund, Ltd.	2.99	1,172,169	(27,831)	90 Days	Q	Locked up until September 30, 2012

Long/Short Equity
Global
LAE Fund, Ltd.	3.97	1,557,153	(42,847)	30 Days	M	Locked up until October 31, 2012
Sheffield International Partners, Ltd.	4.05	1,585,842	(14,158)	90 Days	Q	Locked up until April 30, 2013
SRS Partners, Ltd.	4.04	1,582,451	(17,549)	60 Days	Q	Locked up until June 30, 2014

North America
Absolute Partners Fund, Ltd.	3.86	1,512,355	(87,645)	90 Days	M	None
Hoplite Offshore Fund, Ltd.	4.15	1,625,622	25,622	45 Days	Q	Locked up until April 30, 2013
Impala Fund Ltd.	3.87	1,516,407	(83,593)	45 Days	Q	Locked up until June 30, 2013
North Run Offshore Partners, Ltd.	4.05	1,587,824	(12,176)	90 Days	Q	Locked up until June 30, 2013
Southpoint Qualified Offshore Fund, Ltd.	3.85	1,509,808	(90,192)	60 Days	Q	None

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Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
(Unaudited)

June 30, 2012
(Expressed in United States Dollars)

				Redemptions Permitted
	Percent of		Income	Notice		Liquidity
Investments in Investment Funds (continued)	Net Assets	Fair Value	(Loss)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Multi-Strategy
Global
HBK Offshore Fund II L.P.	3.83%	$1,502,332	$2,332	90 Days	Q	None
Mason Capital, Ltd.	4.03	1,577,803	(22,197)	45 Days	A	Locked up until April 30, 2013

North America
Fir Tree International Value Fund II, Ltd.	4.92	1,926,613	(73,387)	90 Days	A	Locked up until May 30, 2013
Luxor Capital Partners Offshore, Ltd.	3.91	1,532,178	(67,822)	90 Days	A	None

Structured Credit
North America
Marathon Securitized Credit Fund, Ltd.	3.12	1,220,952	20,952	60 Days	Q	Locked up until December 31, 2012
One William Street Capital Offshore Fund, Ltd.	3.09	1,212,175	12,175	90 Days	Q	Locked up until June 30, 2013
Total Cayman Islands Domiciled
(cost $31,500,000)	78.93	30,936,633	(563,367)

Total investments in Investment Funds (cost $34,700,000)	86.73	33,994,219	(705,781)

Other Assets, less Liabilities	13.27	5,201,713
Total Net Assets	100.00%	$39,195,932

(a) A = Annually, B = Bi-Annually, M = Monthly, Q = Quarterly, S = Semi-Annually

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Notes to Portfolio of Investments

Valuation of Investments

The Private Advisor’s Alternative Strategies Master Fund (the “Fund”) prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America, are expressed in United States Dollars, and follows significant accounting policies described below.

New York Life Investment Management LLC (“New York Life Investments”) serves as the Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors, LLC (“Private Advisors” and together with New York Life Investments, “Advisors”). The Advisors have designed ongoing due diligence processes with respect to private investment funds (“Investment Funds”) and their investment managers, which assist the Advisors in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

The Board of Trustees (the “Board”) of Private Advisor’s Alternative Strategies Master Fund has adopted procedures for the valuation of each of the Investment Funds and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet after, as necessary, to ensure that actions taken by the Valuation Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including investment funds for which market prices are not readily available) rests with Private Advisors. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Private Investment Funds

The Fund’s Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Investments in Investment Funds are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying private investment funds when the net asset valuations of the investments are calculated (or adjusted by the Fund if necessary). The Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Investment Funds that have calculated net asset value in accordance with the specialized accounting guidance for investment companies (the "practical expedient"). The Fund applies the practical expedient to its investments in private investment funds on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Fund believes alternative valuation techniques are more appropriate, the Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

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Fair Value

“Fair value” is defined as the price that the Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

• Level 1 - quoted prices in active markets for identical investments.

• Level 2 - other significant observable inputs (including the ability to redeem an interest in an Investment Fund within 3 months of the reporting date).

• Level 3- significant unobservable inputs (including restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund such that the Fund cannot redeem its interest within 3 months of reporting date).

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the market place, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used has a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Investment Funds are included in Level 2 or 3 of the fair value hierarchy. In determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restrictions on the disposition of the investment. The Fund also considers the nature of the portfolios of the underlying private investment companies and their ability to liquidate their underlying investments. If the Fund does not know when it will have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The valuation techniques used by the Fund to measure fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs.

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The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments in Investment Funds carried at fair value:

	Assets at Fair Value as of June 30, 2012
	Level 1	Level 2	Level 3	Total
Investments in Investment Funds
Bahamas Domiciled
Global Macro	$-	$1,597,627	$-	$1,597,627
Bermuda Domiciled
Long/Short Equity	-	-	1,459,959	1,459,959
Cayman Islands Domiciled
Convertible Arbitrage	-	-	1,212,926	1,212,926
Distressed Corporate	-	-	3,589,715	3,589,715
Global Macro	-	3,512,308	-	3,512,308
Long/Short Credit	-	1,172,169	-	1,172,169
Long/Short Equity	-	3,022,163	9,455,299	12,477,462
Multi-Strategy	-	1,502,332	5,036,594	6,538,926
Structured Credit	-	-	2,433,127	2,433,127
Total investments in Investment Funds	$-	$10,806,599	$23,187,620	$33,994,219

For the period from May 1, 2012, inception of the Fund, to June 30, 2012, the Fund did not have any transfers between Level 2 and Level 3.

The following is a reconciliation of investments in Investment Funds for which significant unobservable inputs (Level 3) were used in determining fair value:

	Bermuda Domiciled	Cayman Islands Domiciled
	Long/Short Equity	Convertible Arbitrage	Distressed Corporate	Long/Short Equity	Multi-Strategy	Structured Credit	Total
Balance as of May 1, 2012
(Commencement of Operations)	$-	$-	$-	$-	$-	$-	$-
Net realized gains (losses)	-	-	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	(140,041)	12,926	(10,285)	(144,701)	(163,406)	33,127	(412,380)
Purchases	1,600,000	1,200,000	3,600,000	9,600,000	5,200,000	2,400,000	23,600,000
Sales	-	-	-	-	-	-	-
Transfers into Level 3 (a)	-	-	-	-	-	-	-
Transfers out of Level 3 (a)	-	-	-	-	-	-	-
Balance as of June 30, 2012	$1,459,959	$1,212,926	$3,589,715	$9,455,299	$5,036,594	$2,433,127	$23,187,620

Net change in unrealized
appreciation (depreciation)
on Level 3 investments still held
as of June 30, 2012	$(140,041)	$12,926	$(10,285)	$(144,701)	$(163,406)	$33,127	$(412,380)

(a)	Transfers between levels may occur based on changes in the underlying investments and/or changes in liquidity and are recognized at the beginning of the reporting period.

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The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below. A significant change in any of the inputs in isolation would result in a significantly higher or lower fair value measurement.

	Fair Value		Liquidity
	as of	Valuation	Restriction/	Lockup Date/
Strategy	June 30, 2012	Technique	Unobservable Inputs	Range

Bermuda Domiciled
Long/Short Equity (1 holding)	$1,459,959	Liquidity	Lockup restrictions	Lock up until 5/31/2013

Cayman Islands Domiciled
Convertible Arbitrage (1 holding)	$1,212,926	Liquidity	Lockup restrictions	Lock up until 6/30/2013
Distressed Corporate (3 holdings)	$3,589,715	Liquidity	Lockup restrictions	Lock up range from 4/30/2014 to 6/30/2014
Long/Short Equity (6 holdings)	$9,455,299	Liquidity	Lockup restrictions	Lock up range from 10/31/2012 to 6/30/2014
Multi-Strategy (3 holdings)	$5,036,594	Liquidity	Lockup restrictions	Lock up range from 4/30/2013 to 5/30/2013
Structured Credit (2 holdings)	$2,433,127	Liquidity	Lockup restrictions	Lock up range from 12/31/2012 to 6/30/2013

Convertible Arbitrage

Portfolio Managers who utilize this strategy take advantage of price discrepancies within a company’s capital structure. Portfolio Managers in this strategy typically purchase a convertible bond or convertible preferred stock of the issuer while simultaneously selling short the underlying security (often in issuer’s common stock) and in many cases shorting a credit instrument of the issuer. Accordingly, the Portfolio Managers’ positions are hedged and therefore returns are dependent upon the relative price movements of the securities, not upon the movements of the securities markets. Portfolio Managers usually leverage their portfolios in order to enhance returns.

Distressed Corporate

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis, and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Macro investing is generally a liquid, high frequency trading strategy. Private Advisors favors Portfolio Managers with a research intensive approach and strong risk management controls.

Long/Short Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments. Private Advisors invest with Portfolio Managers who focus primarily on situations where a mispricing is identified. Many of the investments are catalyst-driven and rely on events such as corporate restructuring, changes to capital structure, management turnover, changes to operating performance, market technical factors and fraud.

Long/Short Equity

This strategy involves taking both long and short positions primarily in public equities. Private Advisors focuses on Portfolio Managers that employ deep fundamental research and proprietary valuation techniques to determine long and short opportunities. The majority of the Portfolio Managers are net long, although they have the flexibility to run low net or net short periodically, and minimal leverage is used.

Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

9

As of June 30, 2012, the Fund had investments in twenty-five Investment Funds. The Fund, as an investor in these Investment Funds, pays management fees of up to 3.00% (per annum) of the net asset value of its ownership interest in the Investment Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Fund’s ownership interest in such Investment Funds.

Aggregate purchases and proceeds of interests in the Investment Funds for the period ended June 30, 2012 were $34,700,000 and $0, respectively. There were no unfunded commitments outstanding to the Investment Funds as of June 30, 2012.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	August 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	August 29, 2012

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